Note 13 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
13 .	Subsequent Events

Amendment to Loan Agreement

On
January
13,
2017,
we entered into a waiver and amendment (the “First Amendment”) to the
2016
Loan Agreement with WAB. Pursuant to the First Amendment, WAB agreed to waive the default resulting from the failure to comply with the performance to plan revenue covenants described in the
2016
Loan Agreement for the measuring periods ending
October
31,
2016
and
November
30,
2016.
In addition, the First Amendment added a financial covenant that until the Company maintains a ratio of minimum unrestricted cash in accounts with WAB to indebtedness of at least
1.25
to
1.00,
the Company must at all times maintain unrestricted cash in accounts with WAB in an amount equal to or greater than
$2,000,000,
which financial covenant shall no longer apply at such time that the Company achieves a ratio of minimum unrestricted cash in accounts with WAB to indebtedness of at least
1.25
to
1.00.

Sublease Agreement and Relocation of Corporate Headquarters to Englewood, Colorado

On
February
1,
2017,
the Company entered into a sublease agreement (the “Sublease”) for approximately
12,400
square feet of building space for the relocation of the Company’s corporate headquarters to Englewood, Colorado (the “Sublease Premises”), which was effective as of
January
26,
2017.
Physical relocation is planned toward the end of the
first
quarter of
2017
pending completion of the build-out of all office and warehouse facilities.

The term of the Sublease will commence on the later of (i)
120
days after the date sublandlord delivers possession of the Sublease Premises to the Company or (iii) upon substantial completion of the tenant
improvements pursuant to the Sublease (the “Commencement Date”), and will expire
36
months after the Commencement Date, or such earlier date as the Master Lease may
be terminated pursuant to the terms thereof.

The monthly base rent under the Sublease will be equal to
$20.50
per rentable square foot of the Sublease Premises during the first
year. The monthly base rent will be equal to
$21.12
and
21.75
per rentable square foot during the
second
and
third
years, respectively. In connection with the execution of the Sublease, the Company also agreed to pay a security deposit of approximately
$22,000.
The Company is entitled to an allowance of approximately
$88,000
for certain
tenant
improvements relating to the engineering, design and construction of the Sublease Premises.